Goldman Sachs Global Infrastructure Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.10%	7.98%	6.86%
MSCI® ACWI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.02%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.53%	7.89%	7.48%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.77%	6.34%	6.30%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.38%	5.94%	5.76%